Submission	Oct. 21, 2026
Submission [Line Items]
Central Index Key	0001816736
Registrant Name	Disc Medicine, Inc.
Registration File Number	333-281359
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES